Property, Plant and Equipment (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	[1]	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Property, Plant and Equipment
Beginning balance			$ 177,511	$ 141,530
Ending balance	$ 10,534		189,672	177,511	$ 141,530
Amount payable to suppliers for property, plant and equipment			3,268	3,756	890
Gross carrying amount
Property, Plant and Equipment
Beginning balance			317,168	249,084	236,775
Additions			41,770	47,438	36,798
Additions from business acquisitions				3,138	66
Business combinations from disposals					70
Changes in the fair value of past acquisitions			636		257
Transfer of completed projects in progress			0	0	0
Transfer (to)/from assets classified as held for sale			(93)		57
Disposals			(9,509)	(6,090)	(13,731)
Effects of changes in foreign exchange rates			(9,850)	16,874	(13,742)
Effects on the recognition of inflation effects			2,555	6,724	3,843
Ending balance			342,677	317,168	249,084
Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals					(1,309)
Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(139,657)	(107,554)	(102,774)
Depreciation for the year			(24,346)	(20,902)	(19,411)
Transfer (to)/from assets classified as held for sale					(43)
Disposals			8,061	4,632	8,915
Effects of changes in foreign exchange rates			4,546	(11,678)	7,821
Effects on the recognition of inflation effects			(1,609)	(4,155)	(2,438)
Ending balance			(153,005)	(139,657)	(107,554)
Accumulated depreciation, amortisation and impairment | Envoy and Other Acquisitions
Property, Plant and Equipment
Disposals					376
Land
Property, Plant and Equipment
Beginning balance			13,704	10,744
Ending balance			13,632	13,704	10,744
Land | Gross carrying amount
Property, Plant and Equipment
Beginning balance			13,704	10,744	10,651
Additions			300	1,738	135
Additions from business acquisitions				833	0
Business combinations from disposals					0
Changes in the fair value of past acquisitions			159		73
Transfer of completed projects in progress			328	348	558
Transfer (to)/from assets classified as held for sale			0		0
Disposals			(769)	(106)	(327)
Effects of changes in foreign exchange rates			(205)	(131)	(523)
Effects on the recognition of inflation effects			115	278	177
Ending balance			13,632	13,704	10,744
Land | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals					0
Land | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			0	0	0
Depreciation for the year			0	0	0
Transfer (to)/from assets classified as held for sale					0
Disposals			0	0	0
Effects of changes in foreign exchange rates			0	0	0
Effects on the recognition of inflation effects			0	0	0
Ending balance			0	0	0
Land | Accumulated depreciation, amortisation and impairment | Envoy and Other Acquisitions
Property, Plant and Equipment
Disposals					0
Buildings
Property, Plant and Equipment
Beginning balance			22,768	20,717
Ending balance			26,768	22,768	20,717
Buildings | Gross carrying amount
Property, Plant and Equipment
Beginning balance			34,475	30,531	31,031
Additions			2,139	1,073	319
Additions from business acquisitions				1,296	0
Business combinations from disposals					0
Changes in the fair value of past acquisitions			330		(15)
Transfer of completed projects in progress			4,024	948	1,582
Transfer (to)/from assets classified as held for sale			0		0
Disposals			(666)	(362)	(799)
Effects of changes in foreign exchange rates			(1,188)	11	(2,174)
Effects on the recognition of inflation effects			401	978	587
Ending balance			39,515	34,475	30,531
Buildings | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals					0
Buildings | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(11,707)	(9,814)	(9,543)
Depreciation for the year			(1,390)	(2,062)	(1,021)
Transfer (to)/from assets classified as held for sale					0
Disposals			713	398	260
Effects of changes in foreign exchange rates			(210)	153	708
Effects on the recognition of inflation effects			(153)	(382)	(218)
Ending balance			(12,747)	(11,707)	(9,814)
Buildings | Accumulated depreciation, amortisation and impairment | Envoy and Other Acquisitions
Property, Plant and Equipment
Disposals					0
Machinery and Equipment
Property, Plant and Equipment
Beginning balance			54,297	51,849
Ending balance			63,639	54,297	51,849
Machinery and Equipment | Gross carrying amount
Property, Plant and Equipment
Beginning balance			124,219	105,980	105,004
Additions			6,478	8,659	9,193
Additions from business acquisitions				1,009	64
Business combinations from disposals					70
Changes in the fair value of past acquisitions			147		189
Transfer of completed projects in progress			12,881	(768)	6,008
Transfer (to)/from assets classified as held for sale			(93)		57
Disposals			(1,231)	(3,513)	(9,656)
Effects of changes in foreign exchange rates			(3,869)	9,710	(5,845)
Effects on the recognition of inflation effects			1,241	3,142	1,897
Ending balance			139,773	124,219	105,980
Machinery and Equipment | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals					(1,001)
Machinery and Equipment | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(69,922)	(54,131)	(53,250)
Depreciation for the year			(10,522)	(8,606)	(10,309)
Transfer (to)/from assets classified as held for sale					(43)
Disposals			2,864	2,660	6,494
Effects of changes in foreign exchange rates			2,277	(7,739)	3,898
Effects on the recognition of inflation effects			(831)	(2,106)	(1,265)
Ending balance			(76,134)	(69,922)	(54,131)
Machinery and Equipment | Accumulated depreciation, amortisation and impairment | Envoy and Other Acquisitions
Property, Plant and Equipment
Disposals					344
Refrigeration Equipment
Property, Plant and Equipment
Beginning balance			20,472	9,392
Ending balance			21,798	20,472	9,392
Refrigeration Equipment | Gross carrying amount
Property, Plant and Equipment
Beginning balance			35,681	19,358	18,301
Additions			4,868	3,506	855
Additions from business acquisitions				0	0
Business combinations from disposals					0
Changes in the fair value of past acquisitions			0		0
Transfer of completed projects in progress			899	9,029	2,346
Transfer (to)/from assets classified as held for sale			0		0
Disposals			(2,376)	(1,077)	(1,245)
Effects of changes in foreign exchange rates			(926)	4,052	(1,299)
Effects on the recognition of inflation effects			302	813	400
Ending balance			38,448	35,681	19,358
Refrigeration Equipment | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals					0
Refrigeration Equipment | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(15,209)	(9,966)	(9,873)
Depreciation for the year			(3,977)	(2,961)	(1,844)
Transfer (to)/from assets classified as held for sale					0
Disposals			2,188	940	1,249
Effects of changes in foreign exchange rates			533	(2,728)	793
Effects on the recognition of inflation effects			(185)	(494)	(291)
Ending balance			(16,650)	(15,209)	(9,966)
Refrigeration Equipment | Accumulated depreciation, amortisation and impairment | Envoy and Other Acquisitions
Property, Plant and Equipment
Disposals					0
Returnable Bottles
Property, Plant and Equipment
Beginning balance			10,515	9,156
Ending balance			9,747	10,515	9,156
Returnable Bottles | Gross carrying amount
Property, Plant and Equipment
Beginning balance			32,906	26,092	22,970
Additions			1,934	2,619	2,782
Additions from business acquisitions				0	0
Business combinations from disposals					0
Changes in the fair value of past acquisitions			0		0
Transfer of completed projects in progress			1,922	2,215	2,110
Transfer (to)/from assets classified as held for sale			0		0
Disposals			(1,706)	(455)	(270)
Effects of changes in foreign exchange rates			(1,754)	1,110	(2,155)
Effects on the recognition of inflation effects			501	1,325	655
Ending balance			33,803	32,906	26,092
Returnable Bottles | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals					0
Returnable Bottles | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(22,391)	(16,936)	(15,074)
Depreciation for the year			(4,356)	(3,878)	(3,257)
Transfer (to)/from assets classified as held for sale					0
Disposals			1,698	365	261
Effects of changes in foreign exchange rates			1,433	(819)	1,783
Effects on the recognition of inflation effects			(440)	(1,123)	(649)
Ending balance			(24,056)	(22,391)	(16,936)
Returnable Bottles | Accumulated depreciation, amortisation and impairment | Envoy and Other Acquisitions
Property, Plant and Equipment
Disposals					0
Investments in Fixed Assets in Progress
Property, Plant and Equipment
Beginning balance			31,844	20,564
Ending balance			28,014	31,844	20,564
Investments in Fixed Assets in Progress | Gross carrying amount
Property, Plant and Equipment
Beginning balance			31,844	20,564	16,206
Additions			17,929	23,661	18,376
Additions from business acquisitions				0	2
Business combinations from disposals					0
Changes in the fair value of past acquisitions			0		0
Transfer of completed projects in progress			(20,154)	(13,226)	(12,621)
Transfer (to)/from assets classified as held for sale			0		0
Disposals			(228)	(260)	(322)
Effects of changes in foreign exchange rates			(1,372)	917	(1,109)
Effects on the recognition of inflation effects			(5)	188	123
Ending balance			28,014	31,844	20,564
Investments in Fixed Assets in Progress | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals					(91)
Investments in Fixed Assets in Progress | Construction In Progress, Netting
Property, Plant and Equipment
Beginning balance			0	0	4
Depreciation for the year			0	0	0
Transfer (to)/from assets classified as held for sale					0
Disposals			0	0	(4)
Effects of changes in foreign exchange rates			0	0	0
Effects on the recognition of inflation effects			0	0	0
Ending balance			0	0	0
Investments in Fixed Assets in Progress | Construction In Progress, Netting | Envoy and Other Acquisitions
Property, Plant and Equipment
Disposals					0
Leasehold Improvements
Property, Plant and Equipment
Beginning balance			21,376	18,220
Ending balance			23,357	21,376	18,220
Leasehold Improvements | Gross carrying amount
Property, Plant and Equipment
Beginning balance			40,825	34,457	31,356
Additions			4,808	5,775	4,572
Additions from business acquisitions				0	0
Business combinations from disposals					0
Changes in the fair value of past acquisitions			0		0
Transfer of completed projects in progress			96	199	3
Transfer (to)/from assets classified as held for sale			0		0
Disposals			(377)	(104)	(1,012)
Effects of changes in foreign exchange rates			(69)	498	(266)
Effects on the recognition of inflation effects			0	0	4
Ending balance			45,283	40,825	34,457
Leasehold Improvements | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals					(200)
Leasehold Improvements | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(19,449)	(16,237)	(14,511)
Depreciation for the year			(2,851)	(2,958)	(2,784)
Transfer (to)/from assets classified as held for sale					0
Disposals			352	84	592
Effects of changes in foreign exchange rates			22	(332)	398
Effects on the recognition of inflation effects			0	(6)	(2)
Ending balance			(21,926)	(19,449)	(16,237)
Leasehold Improvements | Accumulated depreciation, amortisation and impairment | Envoy and Other Acquisitions
Property, Plant and Equipment
Disposals					70
Other
Property, Plant and Equipment
Beginning balance			2,535	888
Ending balance			2,717	2,535	888
Other | Gross carrying amount
Property, Plant and Equipment
Beginning balance			3,514	1,358	1,256
Additions			3,314	407	566
Additions from business acquisitions				0	0
Business combinations from disposals					0
Changes in the fair value of past acquisitions			0		10
Transfer of completed projects in progress			4	1,255	14
Transfer (to)/from assets classified as held for sale			0		0
Disposals			(2,156)	(213)	(100)
Effects of changes in foreign exchange rates			(467)	707	(371)
Effects on the recognition of inflation effects			0	0	0
Ending balance			4,209	3,514	1,358
Other | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals					(17)
Other | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(979)	(470)	(527)
Depreciation for the year			(1,250)	(437)	(196)
Transfer (to)/from assets classified as held for sale					0
Disposals			246	185	63
Effects of changes in foreign exchange rates			491	(213)	241
Effects on the recognition of inflation effects			0	(44)	(13)
Ending balance			$ (1,492)	$ (979)	(470)
Other | Accumulated depreciation, amortisation and impairment | Envoy And Other Acquisitions, Adjusted
Property, Plant and Equipment
Disposals					$ (38)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4